Share Capital	6 Months Ended
Feb. 28, 2026
Share Capital
Share Capital

14.	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares having no par value and preferred shares issuable in series (issued - nil). The Company does not currently pay dividends, and entitlement will only arise upon declaration.

For the three and six months ended February 28, 2026, the Company issued 19,408 and 19,408 (2025 – nil and nil, respectively) common shares, respectively for cash proceeds of $0.02 million.

As at February 28 2026, there were 325,682,864 issued and outstanding shares (August 31, 2025 – 284,861,895).